Description of business	6 Months Ended
Jun. 30, 2016
Description of business [Abstract]
Description of business

2.Description of business

OODI is a development-stage company that plans to develop and operate a retail internet website specializing in gourmet Italian food products. On March 31, 2015, the Company disposed the operation unit of OODI for US$1,000 to Jet Express Trading Limited, a Hong Kong registered company.

Syndicore Asia Limited (“SAL”) is an online media company that syndicates professional sports video in a cloud-based, multimedia conduit serving a growing global community of content creators, news outlets and leading brands. Syndicore Asia Limited will be a provider of syndicated sports video media to news organizations in the Asia Pacific region. In addition, Syndicore Asia Limited plans to aggregate content from the Asia Pacific region and provide it to news organizations around the world.

Syndicore Asia Limited will strive to become a leading digital content provider for the Asia Pacific region, capitalizing on an explosively growing market with local, regional and national content that was previously unavailable. This is a new and exciting market, and offers unparalleled opportunities for expansion and rapid growth. Syndicore Asia Limited will also be the exclusive Asian partner and distributor for SendtoNews.

SAL’s exclusive distribution agreement with SendtoNews Video Incorporated (“STN”) for the Asia Pacific region includes major markets such as Japan, China and India. SAL now has distribution rights of online content for some of the world’s leading sports organizations with the same highlights, player interviews and other fan-interest content. SAL, being the exclusive provider in the Asia Pacific region for highly sought after content, offers deep market exposure with unprecedented efficiency and metrics-driven transparency. On the other side of the distribution chain, we will create SAL’s own proprietary news partnerships to provide guaranteed content distribution in return for a corresponding share of advertising revenues to a News industry looking to supplement their rapidly declining traditional ad revenue with viable “digital-age” revenue.

On August 1, 2014 Green Standard Technologies, Inc. formed Green Standard Technologies Enterprises, Inc., (“GSTEI”) as a wholly owned subsidiary incorporated under the law of the state of Nevada. The Company’s second line of business is carried out by this subsidiary.

Green Standard Technologies Enterprises, Inc.(“GSTEI”) is in the medical and recreation marijuana industry, and the establishment of a website will be used to further their business by providing visions with medical and recreational marijuana resource.

On October 29, 2014 Green Standard Technologies Enterprises, Inc. entered into a Website Development Agreement with Social Asylum Inc. (“SAI”). Under the terms of the Agreement SAI has agreed to provide a fully functioning ecommerce website with unique and proprietary functions, according to a mutually agreed upon set of features and milestones for minimum cost of $150,000, but the cost could potentially be higher depending on finalized functionality, scope and details. Also included are plans for launch, market and geographic expansion in the USA and potentially Europe.

On April 1, 2015, Green Standard Technologies, Inc. and Rider Capital Corp. signed the following agreements:

(1) Contractor Agreement to serve as an expert on filing services. GST shall pay $360,000 USD for one (1) year on April 1, 2015 and on the anniversary date of the contract to Rider Capital Corp., unless otherwise terminated.

(2) Contractor Agreement to serve as an expert on compliance services. GST shall pay $450,000 USD for one (1) year on April 1, 2015 and on the anniversary date of the contract to Rider Capital Corp., unless otherwise terminated.

(3) Contractor Agreement to serve as an expert on distribution and business development. GST shall pay $550,000 USD for one (1) year on April 1, 2015 and on the anniversary date of the contract to Rider Capital Corp., unless otherwise terminated.

On April 1, 2015, the Company issued three convertible promissory notes to Rider Capital Corp. in the sum of $360,000, $450,000 and $550,000 with 8% annual interest rate, no collateral and redeemable on October 2015 in exchange for the contractor agreement signed for the filing, compliance and distribution and business development services to be provided.

On September 24, 2015, the Company and Rider Capital Corp. signed the Debt Cancellation Note for the following Consulting Contracts and Promissory Note Agreements, leaving no outstanding balance owing between the Contractor and the Company:

(1) Contractor Agreement to serve as an expert on filing services signed on April 1, 2015. Promissory Note is in the amount of $360,000.

(2) Contractor Agreement to serve as an expert on compliance services signed on April 1, 2015. Promissory Note is in the amount of $450,000.

(3) Contractor Agreement to serve as an expert on distribution and business development signed on April 1, 2015. Promissory Note is in the amount of $550,000.